SAFE Agreements and Fair Value Measurements - Schedule of Measured at Fair Value on a Recurring basis (Details)	Dec. 31, 2024 USD ($)
Level 3 [Member] | Recurring basis [Member]
Schedule of Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities	$ 23,334,626